Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000250334
Shareholder Report [Line Items]
Fund Name	Efficient Enhanced Multi-Asset Fund
Class Name	Class I
Trading Symbol	EFFIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund’s costs for the reporting period?*

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$177	1.95%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (September 30, 2024)
Efficient Enhanced Multi-Asset Fund - Class I	-12.57%
S&P 500® Total Return Index	3.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 66,192,925
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 281,824
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$66,192,925
Number of Portfolio Holdings	433
Advisory Fee (net of waivers)	$281,824
Portfolio Turnover	104%

Holdings [Text Block]

Category of Investment Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.4%
Non U.S. Treasury	3.2%
Agency	11.3%
Money Market	29.6%
U.S. Treasury Obligations	39.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	29.4%
United States Treasury Bill, 0.000%, 09/09/25	24.6%
Federal Home Loan Banks, 4.625%, 06/06/25	2.3%
Federal Home Loan Mortgage Corp, 0.375%, 07/21/25	2.3%
Federal National Mortgage Association, 0.375%, 08/25/25	2.2%
Federal National Mortgage Association, 0.500%, 06/17/25	1.5%
Federal Home Loan Bank Discount Notes, 0.000%, 06/16/25	1.5%
Federal Home Loan Mortgage Corp, 0.375%, 09/23/25	1.5%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/32	1.3%
United States Treasury Inflation Indexed Bonds, 1.750%, 01/15/34	1.2%